Supplemental Cash Flow Information	12 Months Ended
Jun. 30, 2022
Disclosure Of Supplement Cash Flow Information [abstract]
Supplemental Cash Flow Information	SUPPLEMENTAL CASH FLOW INFORMATION

	June 30, 2022	June 30, 2021
Cash	$49,761	$126,258
Cash equivalents	13,908	13,908
	$63,669	$140,166

	Year ended June 30,
	2022	2021
Cash paid for income taxes	$812	$1,706
Cash received from income taxes	205	1

Non-cash investing and financing activities
Accrued purchases of property and equipment, net	177	(549)
Right-of-use assets obtained in exchange for lease liabilities	1,330	—